Subsidiary guarantee information (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(17,620)	22,074	(12,668)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	275	538	184
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	11,685	17,120	46,952
Purchase of investment securities	(1,060)	(677)	(480)
Proceeds from sale of investment securities	930	176	936
Maturities of investment securities	340	832	1,626
Investments in subsidiaries and other investments	(1,264)	(1,792)	(2,039)
Proceeds from sale of other investments	1,553	3,737	3,104
(Increase)/decrease in loans	(23,604)	(9,126)	(11,022)
Proceeds from sale of loans	1,255	1,483	1,090
Capital expenditures for premises and equipment and other intangible assets	(1,056)	(903)	(1,242)
Proceeds from sale of premises and equipment and other intangible assets	1	9	26
Other, net	606	122	3,683
Net cash provided by/(used in) investing activities of continuing operations	(10,339)	11,519	42,818
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	26,040	22,463	(12,567)
Increase/(decrease) in short-term borrowings	3,509	6,002	(7,840)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(31,001)	(36,347)	(39,958)
Issuances of long-term debt	74,159	39,090	38,405
Repayments of long-term debt	(36,471)	(55,135)	(55,936)
Issuances of common shares	297	976	1,930
Sale of treasury shares	9,394	9,764	8,355
Repurchase of treasury shares	(10,197)	(10,202)	(8,859)
Dividends paid/capital repayments	(1,252)	(564)	(1,296)
Excess tax benefits on share based awards		0	0
Other, net	(1,192)	(468)	394
Net cash provided by/(used in) financing activities of continuing operations	33,286	(24,421)	(77,372)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	5,790	(1,216)	(1,242)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(460)	(1,027)	(346)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	10,657	6,929	(48,810)
Cash and due from banks at beginning of period	68,692	61,763	110,573
Cash and due from banks at end of period	79,349	68,692	61,763
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(12,175)	6,078	(4,354)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(7,105)	(1)	(2)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(10,390)	(594)	22,780
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	23	0
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	(643)	232	(84)
Proceeds from sale of other investments	1,218	2,139	1,922
(Increase)/decrease in loans	9,061	3,562	1,994
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(317)	(238)	(364)
Proceeds from sale of premises and equipment and other intangible assets	0	0	16
Other, net	(11)	(87)	235
Net cash provided by/(used in) investing activities of continuing operations	(8,187)	5,036	26,497
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(168)	95	78
Increase/(decrease) in short-term borrowings	14,532	22,124	5,508
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	2,999	(29,400)	(20,167)
Issuances of long-term debt	6,607	687	1,625
Repayments of long-term debt	(2,559)	(4,219)	(6,996)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(1,128)	(178)	0
Excess tax benefits on share based awards		0	0
Other, net	(791)	(165)	(1,749)
Net cash provided by/(used in) financing activities of continuing operations	19,492	(11,056)	(21,701)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	485	(74)	(120)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(8)	0	6
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(393)	(16)	328
Cash and due from banks at beginning of period	4,965	4,981	4,653
Cash and due from banks at end of period	4,572	4,965	4,981
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(6,025)	15,939	(7,863)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	6,378	444	317
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	22,067	17,714	24,153
Purchase of investment securities	(1,060)	(676)	(276)
Proceeds from sale of investment securities	118	153	936
Maturities of investment securities	187	673	1,442
Investments in subsidiaries and other investments	(585)	(1,570)	(1,832)
Proceeds from sale of other investments	301	1,026	996
(Increase)/decrease in loans	(32,751)	(12,139)	(11,564)
Proceeds from sale of loans	1,255	1,483	1,090
Capital expenditures for premises and equipment and other intangible assets	(726)	(657)	(863)
Proceeds from sale of premises and equipment and other intangible assets	1	9	10
Other, net	612	202	3,441
Net cash provided by/(used in) investing activities of continuing operations	(4,203)	6,662	17,850
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,305	22,535	(14,083)
Increase/(decrease) in short-term borrowings	(11,023)	(16,122)	(17,151)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(34,000)	(6,947)	(19,791)
Issuances of long-term debt	67,543	37,227	35,610
Repayments of long-term debt	(35,312)	(50,997)	(48,405)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	1,044	(305)	(321)
Excess tax benefits on share based awards		0	42
Other, net	303	901	5,352
Net cash provided by/(used in) financing activities of continuing operations	15,860	(13,708)	(58,747)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	5,132	(1,145)	(1,064)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(452)	(1,027)	(352)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	10,312	6,721	(50,176)
Cash and due from banks at beginning of period	63,116	56,395	106,571
Cash and due from banks at end of period	73,428	63,116	56,395
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(18,200)	22,017	(12,217)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(727)	443	315
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	11,677	17,120	46,933
Purchase of investment securities	(1,060)	(676)	(276)
Proceeds from sale of investment securities	118	176	936
Maturities of investment securities	187	673	1,442
Investments in subsidiaries and other investments	(1,228)	(1,338)	(1,916)
Proceeds from sale of other investments	1,519	3,165	2,918
(Increase)/decrease in loans	(23,690)	(8,577)	(9,570)
Proceeds from sale of loans	1,255	1,483	1,090
Capital expenditures for premises and equipment and other intangible assets	(1,043)	(895)	(1,227)
Proceeds from sale of premises and equipment and other intangible assets	1	9	26
Other, net	601	115	3,676
Net cash provided by/(used in) investing activities of continuing operations	(12,390)	11,698	44,347
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,137	22,630	(14,005)
Increase/(decrease) in short-term borrowings	3,509	6,002	(11,643)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(31,001)	(36,347)	(39,958)
Issuances of long-term debt	74,150	37,914	37,235
Repayments of long-term debt	(37,871)	(55,216)	(55,401)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(84)	(483)	(321)
Excess tax benefits on share based awards	0	0	42
Other, net	(488)	736	3,603
Net cash provided by/(used in) financing activities of continuing operations	35,352	(24,764)	(80,448)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	5,617	(1,219)	(1,184)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(460)	(1,027)	(346)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	9,919	6,705	(49,848)
Cash and due from banks at beginning of period	68,081	61,376	111,224
Cash and due from banks at end of period	78,000	68,081	61,376
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	609	400	357
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	(2,217)	(1,402)	0
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	(1,352)	(2,458)	(3,584)
Proceeds from sale of other investments	3	481	110
(Increase)/decrease in loans	2,482	1,228	1,154
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	(10)	0	28
Net cash provided by/(used in) investing activities of continuing operations	(1,094)	(2,151)	(2,292)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(669)	(500)	(1,015)
Increase/(decrease) in short-term borrowings	0	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	2,217	2,292	10
Repayments of long-term debt	0	0	(1,149)
Issuances of common shares	297	976	1,930
Sale of treasury shares	0	58	367
Repurchase of treasury shares	(742)	(217)	(495)
Dividends paid/capital repayments	(1,125)	(154)	(944)
Excess tax benefits on share based awards		1	0
Other, net	609	75	3,180
Net cash provided by/(used in) financing activities of continuing operations	587	2,531	1,884
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	20	(4)	57
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	122	776	6
Cash and due from banks at beginning of period	795	19	13
Cash and due from banks at end of period	917	795	19
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	150	161	166
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	113	208	46
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(29)	(343)	(808)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1,002	95	(131)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	8	0	19
Purchase of investment securities	2,217	1,401	(204)
Proceeds from sale of investment securities	812	0	0
Maturities of investment securities	153	159	184
Investments in subsidiaries and other investments	1,316	2,004	3,461
Proceeds from sale of other investments	31	91	76
(Increase)/decrease in loans	(2,396)	(1,777)	(2,606)
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(13)	(8)	(15)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	15	7	(21)
Net cash provided by/(used in) investing activities of continuing operations	3,145	1,972	763
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(428)	333	2,453
Increase/(decrease) in short-term borrowings	0	0	3,803
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	(2,208)	(1,116)	1,160
Repayments of long-term debt	1,400	81	614
Issuances of common shares	0	0	0
Sale of treasury shares	9,394	9,706	7,988
Repurchase of treasury shares	(9,455)	(9,985)	(8,364)
Dividends paid/capital repayments	(43)	73	(31)
Excess tax benefits on share based awards		(1)	(42)
Other, net	(1,313)	(1,279)	(6,389)
Net cash provided by/(used in) financing activities of continuing operations	(2,653)	(2,188)	1,192
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	153	7	(115)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	616	(552)	1,032
Cash and due from banks at beginning of period	(184)	368	(664)
Cash and due from banks at end of period	432	(184)	368